Segment and Geographic Information	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Segment Reporting [Abstract]
Segment and Geographic Information
Segment and Geographic Information
Operating segments are defined as components of an enterprise for which discrete financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”) for purposes of allocating resources and evaluating financial performance. The Company’s CODM reviews financial information presented on a consolidated basis for purposes of allocating resources and evaluating financial performance. As such, the Company’s operations constitute a single operating segment and one reportable segment.
Substantially all assets were held in the United States during the nine months ended September 30, 2012 and 2013. The following table summarizes revenue by geography for the nine months ended September 30, 2012 and 2013 (in thousands):

	Nine Months Ended September 30,
	2012	2013
Domestic	$29,574	$37,477
International	8,020	10,041
Total revenue	$37,594	$47,518

Segment and Geographic Information
Operating segments are defined as components of an enterprise for which discrete financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”) for purposes of allocating resources and evaluating financial performance. The Company’s CODM reviews financial information presented on a consolidated basis for purposes of allocating resources and evaluating financial performance. As such, the Company’s operations constitute a single operating segment and one reportable segment.
Substantially all assets were held in the United States during the years ended December 31, 2010, 2011 and 2012. The following table summarizes revenue by geography for the years ended December 31 (in thousands):

	2010	2011	2012
Revenue:
Domestic	$29,663	$34,805	$42,140
International	7,025	8,765	11,447
Total	$36,688	$43,570	$53,587